Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Administrative Expenses	Administrative Expenses
Administrative expenses are accrued and charged against the respective funds of the Plan. Investment management fees, taxes, brokerage commissions and related fees are paid from the respective funds from which they are levied, assessed or incurred. Certain administrative expenses of the Plan may be paid by the Company. Expenses not paid by the Company are paid by the Plan.